INVESTMENT IN ASSOCIATED COMPANIES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investment in associated companies		$ 16,302	$ 555	$ 1,279
Receivables due from related parties		13,485	11,676	$ 13,255
TFG Marine
Disclosure of associates [line items]
Share of profit (loss) of associates accounted for using equity method		14,800	(700)
Proportion of ownership interest in joint venture	15.00%
Receivables due from related parties	$ 1,500
Debt conversion, converted instrument, amount	$ 100
Investments accounted for using equity method		$ 14,800	$ 0
Clean Marine
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.60%	17.34%	17.34%
Ownership interest purchased from other party		50.00%
Investment in associated companies		$ 1,500	$ 600
Share of profit (loss) of associates accounted for using equity method		$ (600)	$ 0
FMS Hold Co
Disclosure of associates [line items]
Proportion of ownership interest in associate		43.60%	34.70%	34.70%
Number of shares subscribed to (in shares)		433
Consideration paid (received)		$ 1,500